FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

        Report for six month period ending:                  /        /      (a)
                     or fiscal year ending:                12/      31/   03 (b)


Is this a transition report? (Y/N)             N

Is this an amendment to a previous filing: (Y/N):                                                       N
                                                                                                       ---
                                                                                                       Y/N
Those items or sub-items with a box "|X|" after the item number should be
completed only if the answer has changed from the previous filing on this form.

1.   A. Registrant Name: Separate Account No. 49 of The Equitable Life Assurance
        Society of the United States
     B. File Number: 811-07659
     C. Telephone Number: (212) 314-5651

2.   A. Street: 1290 Sixth Avenue
     B. City: New York
     C. State: NY
     D. Zip Code: 10104                                  Zip Ext:
     E. Foreign Country:                                 Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)                                         N
                                                                                                       ---
                                                                                                       Y/N


4.   Is this the last filing on this form by Registrant? (Y/N)                                          N
                                                                                                       ---
                                                                                                       Y/N



5.   Is Registrant a small business investment company (SBIC)? (Y/N)                                    N
     [If answer is "Y" (Yes), complete only items 89 through 110.]                                     ---
                                                                                                       Y/N



6.   Is Registrant a unit investment trust (UIT)? (Y/N) [If answer is "Y"                               Y
     (Yes), complete only items 111 through 132.]                                                      ---
                                                                                                       Y/N

7.   A. Is Registrant a series or multiple portfolio company? (Y/N) [If answer                          Y
     is "N" (No), go to item 8.]                                                                       ---
                                                                                                       Y/N


     B.    How many separate series or portfolios did Registrant have at the end of the period?        48
                                                                                                      ----


SCREEN NUMBER: 01             PAGE NUMBER: 01                      NEXT SCREEN:


For period ending:         12/31/03                  If filing more than one
File number 811-           07659                     Page 47, "X" box:                                 |_|

       UNIT INVESTMENT TRUSTS

111.   A. |X| Depositor Name: The Equitable Life Assurance Society of the United States
       B. |X| File Number (If any): 811-07659
       C. |X| City: New York
              State: NY
              Zip Code: 10104              Zip Ext:
              Foreign Country:             Foreign Postal Code:

111.   A. |X| Depositor Name:
       B. |X| File Number (If any):
       C. |X| City:
              State:
              Zip Code:                    Zip Ext:
              Foreign Country:             Foreign Postal Code:

112.   A. |X| Sponsor Name: The Equitable Life Assurance Society of the United States
       B. |X| File Number (If any): 811-07659
       C. |X| City: New York
              State: NY
              Zip Code: 10104              Zip Ext:
              Foreign Country:             Foreign Postal Code:

112.   A. |X| Sponsor Name:
       B. |X| File Number (If any):
       C. |X| City:
              State:
              Zip Code:                    Zip Ext:
              Foreign Country:             Foreign Postal Code:


PAGE NUMBER: 47

For period ending:         12/31/03                  If filing more than one
File number 811-           07659                     Page 48, "X" box:                                 |_|


113.   A. |X| Trustee Name:
       B. |X| City:
              State:
              Zip Code:                    Zip Ext:
              Foreign Country:             Foreign Postal Code:

113.   A. |X| Trustee Name:
       B. |X| City:
              State:
              Zip Code:                    Zip Ext:
              Foreign Country:             Foreign Postal Code:

114.   A. |X| Principal Underwriter Name: Equitable Distributors, Inc.
       B. |X| File Number : 8-20926
       B. |X| City: New York
              State: NY
              Zip Code: 10019              Zip Ext:
              Foreign Country:             Foreign Postal Code:

114.   A. |X| Principal Underwriter Name: AXA Advisors, LLC
       B. |X| File Number : 8-17883
       B. |X| City:
              State:
              Zip Code:                    Zip Ext:
              Foreign Country:             Foreign Postal Code:

115.   A. |X| Independent Public Accountant Name: PricewaterhouseCoopers LLP
       B. |X| City: New York
              State: NY
              Zip Code: 10036              Zip Ext:
              Foreign Country:             Foreign Postal Code:

115.   A. |X| Independent Public Accountant Name:
       B. |X| City:
              State:
              Zip Code:                    Zip Ext:
              Foreign Country:             Foreign Postal Code:


PAGE NUMBER: 48

For period ending:         12/31/03                  If filing more than one
File number 811-           07659                     Page 49, "X" box:                                 |_|


116. Family of investment companies information:

       A.  |X|    Is Registrant part of a family of investment companies? (Y/N)                         Y
                                                                                                       ---
                                                                                                       Y/N
       B. |X| Identify the family in 10 letters: EQUITABLE1
              (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.   A. |X| Is Registrant a separate account of an insurance company? (Y/N)                           Y
                                                                                                       ---
                                                                                                       Y/N
              If answer is "Y" (Yes), are any of the following types of
              contracts funded by the Registrant:

       B. |X| Variable annuity contracts? (Y/N)                                                         Y
                                                                                                       ---
                                                                                                       Y/N

       C. |X| Scheduled premium variable life contracts? (Y/N)                                          N
                                                                                                       ---
                                                                                                       Y/N

       D. |X| Flexible premium variable life contracts? (Y/N)                                           N
                                                                                                       ---
                                                                                                       Y/N



       E. |X| Other types of insurance products registered under the Securities Act                     N
              of 1933? (Y/N)                                                                           ---
                                                                                                       Y/N



118.   |X|    State the number of series existing at the end of the period that had securities
              registered under the Securities Act of 1933                                              48
                                                                                                       ---

119.   |X|    State the number of new series for which registration statements under the
              Securities Act of 1933 became effective during the period                                 6
                                                                                                      ---

120.   |X|    State the total value of the portfolio securities on the date of deposit
              for the new series included in item 119 ($000's omitted)                                  $
                                                                                                       --

121.   |X|    State the number of series for which a current prospectus was in existence
              at the end of the period                                                                 48
                                                                                                      ---

122.   |X|    State the number of existing series for which additional units were
              registered under the Securities Act of 1933 during the current period                   ---



PAGE NUMBER: 49


For period ending:         12/31/03                  If filing more than one
File number 811-           07659                     Page 50, "X" box:                                 |_|


123.   |X|        State the total value of the additional units considered in answering item 122
                  ($000's omitted)                                                                                         $
                                                                                                                           -

124.              |X| State the total value of units of prior series that were
                  placed in the portfolios of subsequent series during the
                  current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's
                  omitted)                                                                                                 $
                                                                                                                           -
125.              |X| State the total dollar amount of sales loads collected
                  (before reallowances to other brokers or dealers) by
                  Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series
                  of Registrant ($000's omitted)                                                                           $
                                                                                                                           -
126.              |X| Of the amount shown in item 125, state the total dollar
                  amount of sales loads collected from secondary market
                  operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
                  portfolio of a subsequent series). ($000's omitted)                                                      $
                                                                                                                           -
127.              |X| List opposite the appropriate description below the number
                  of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the
                  aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of
                  series during the current period (excluding distributions of realized gains, if any):



                                                                                        TOTAL INCOME
                                                       NUMBER OF                        DISTRIBUTIONS
                                                        SERIES         TOTAL ASSETS        ($000'S
                                                       INVESTING     ($000'S OMITTED)     OMITTED)
  A.    U.S. Treasury direct issue                                   $                 $
  B.    U.S. Government agency                                       $                 $
  C.    State and municipal tax-free                                 $                 $
  D.    Public utility debt                                          $                 $
  E.    Brokers or dealers debt or debt of                           $                 $
        brokers' or dealers' parent
  F.    All other corporate intermed.                                $                 $
        & long-term debt
  G.    All other corporate short-term debt                          $                 $
  H.    Equity securities of brokers or dealers                      $                 $
        or parents of brokers or dealers
  I.    Investment company equity securities                         $                 $
  J.    All other equity securities                 48               $16,183,403       $
  K.    Other securities                                             $                 $
  L.    Total assets of all series of Registrant    48               $16,183,403       $


PAGE NUMBER: 50

For period ending:         12/31/03                  If filing more than one
File number 811-           07659                     Page 51, "X" box:                                 |_|



128.   |X|          Is the timely payment of principal and interest on any of
                    the portfolio securities held by any of Registrant's series
                    at the end of the current period insured or guaranteed by an                       ---
                    entity other than the issuer? (Y/N)                                                Y/N

                    [If answer is "N" (No), go to item 131.]

129.   |X|          Is the issuer of any instrument covered in item 128
                    delinquent or in default as to payment of principal or                             ---
                    interest at the end of the current period? (Y/N)                                   Y/N

                    [If answer is "N" (No), go to item 131.]

130.   |X|          In computations of NAV or offering price per unit, is any
                    part of the value attributed to instruments identified in                          ---
                    item 129 derived from insurance or guarantees? (Y/N)                               Y/N

131.                Total expenses incurred by all series of Registrant during
                    the current reporting period ($000's omitted)                                       $
                                                                                                       ---

132.   |X|          List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

                  811-07659         811-             811-              811-             811-
                  811-              811-             811-              811-             811-
                  811-              811-             811-              811-             811-
                  811-              811-             811-              811-             811-
                  811-              811-             811-              811-             811-
                  811-              811-             811-              811-             811-
                  811-              811-             811-              811-             811-
                  811-              811-             811-              811-             811-
                  811-              811-             811-              811-             811-


PAGE NUMBER: 51

This report is signed on behalf of the Registrant in the City and State of New York on the 27th day of February 2004.

The Equitable Life Assurance Society of the United States and its Separate Account 49

Witness:   /s/ Abhay R. Shah                By:  /s/ Rosemarie Albrizio
           -----------------                     ----------------------
           Abhay R. Shah                         Rosemarie Albrizio
           Assistant Vice President              Vice President


PAGE NUMBER: 52